Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 5 — COMMITMENTS AND CONTINGENCIES

Leases

The core principle of Topic 842 is that a lessee should recognize the assets and liabilities that arise from leases, by recognizing in the consolidated balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. In accordance with the guidance of Topic 842, leases are classified as finance or operating leases, and both types of leases are recognized on the consolidated balance sheet.

The Company determines if an arrangement is, or contains, a lease at inception based on whether that contract conveys the right to control the use of an identified asset in exchange for consideration for a period of time. Leases are classified as either finance or operating leases. This classification dictates whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. For all lease arrangements with a term of greater than 12-months, the Company presents at the commencement date: a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

The Company leases office space and other office equipment under operating lease arrangements, with initial terms greater than twelve months. The lease was extended until 2024. Office space is leased to provide adequate workspace for all employees in disclose location. The office space lease is accounted for as an operating lease.

In October of 2022, the Company entered into a 25-year land lease in Maricopa, Arizona with the intent of building a biofuel processing facility. The commencement date of the lease is in February of 2023 as control of the identified asset did not transfer to the Company on the effective date of the lease. As such, the Company did not record a ROU asset nor a lease liability as of December 31, 2022, specific to the land lease. Construction of the facility is expected to commence in fiscal year 2024 and the Company expects to incur an asset retirement obligation throughout the construction period as the Company is obligated to return the land to its original state upon exit of the lease. The fair value of the asset retirement obligation is zero as of March 31, 2023 and December 31, 2022, as construction has not commenced. The present value of the minimum lease payments exceeds the fair value of the land, and, accordingly, the lease is classified as a finance lease under ASC 842. The lease expires in 2047 and contains a single four-year renewal option. The exercise of the lease renewal is at the Company’s discretion; however, management is not reasonably expected to exercise the option; thus, the option is not included within the lease term. Renewal periods are included in the expected lease term only if they are reasonably certain of being exercised by the Company.

The Company elected the practical expedient for real estate lease arrangements to not separate non-lease components from lease components as the lease component is the predominant element. Under the practical expedient, as a lessee, the Company combines the lease and non-lease component into a single accounting unit and accounts for the unit under ASC 842. As such, lease and non-lease services are included in the classification of the lease and the calculation of the right-of-use asset and lease liability. In addition, the Company has elected the practical expedient to not apply lease recognition requirements to leases with a term of one year or less. Under this expedient, lease costs are not capitalized; rather, are expensed on a straight-line basis over the lease term. The Company’s leases do not contain residual value guarantees or material restrictions or covenants.

The Company uses either the rate implicit in the lease, if readily determinable, or the Company’s incremental borrowing rate for a period comparable to the lease term in order to calculate Net Present Value of the lease liability. The incremental borrowing rate represents the rate that would approximate the rate to borrow funds on a collateralized basis over a similar term and in a similar economic environment.

Supplemental information related to operating lease arrangements was as follows:

Lease costs for the three-months ended March 31, 2023.

Lease Cost	Statements of Operations Classification	Three Months Ended March 31, 2023
Finance lease cost
Amortization of right-of-use assets	General and administrative expense	36,462
Interest on lease liabilities	General and administrative expense	67,825
Total finance lease cost	General and administrative expense	104,287
Operating lease cost	General and administrative expense	60,179
Variable lease cost	General and administrative expense	35,146
Total lease cost		$199,613

Lease costs for the three-months ended March 31, 2022.

Lease Cost	Statements of Operations Classification	Three Months Ended March 31, 2022
Operating lease cost	General and administrative expense	58,030
Variable lease cost	General and administrative expense	38,947
Total lease cost		$96,977

Five year table, operating and finance leases as of March 31, 2023.

	As of March 31, 2023
	Operating	Finance
Maturity of lease liabilities
2023	$192,000	$361,500
2024	85,970	482,000
2025	—	482,000
2026	—	482,000
thereafter	—	10,122,001
Total future minimum lease payments	277,970	11,929,501
Less: interest	(9,885)	(6,512,867)
Present value of lease liabilities	$268,085	$5,416,634
Operating lease – supplemental information	Three months ended March 31, 2023	Three months ended March 31, 2022
Right-of-use assets obtained in exchange for operating lease	$268,085	$250,841
Remaining lease term – operating lease	1.08 years	1.08 years
Discount rate – operating lease	7.50%	7.50%
Finance lease – supplemental information	Three months ended March 31, 2023	Three months ended March 31, 2022
Right-of-use assets	$5,432,847	—
Remaining lease term – finance lease	24.75 years	—
Discount rate – finance lease	7.50%	—

Contingencies

The Company is not party to any litigation.

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares, the Class A representative shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement signed on the IPO closing date of the IPO, requiring the Company to use its best efforts to register such securities for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period, which occurs (i) in the case of the Founder Shares, on the earlier of (A) six months after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of our Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 75 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property and (ii) in the case of the Private Placement Warrants and the respective Class A common stock underlying such warrants, 30 days after the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriter’s Agreement

The Company granted the underwriters a 45-day option from the date of our IPO to purchase up to an additional 2,250,000 units to cover over-allotments, if any. On August 19, 2021, the over-allotments were exercised in full.

Simultaneously with the closing of the IPO and the over-allotment, the underwriters were paid an underwriting discount of two percent (2%) of the gross proceeds of the IPO and the over-allotment, or $3,450,000. Additionally, the underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the IPO and the over-allotment upon the completion of the Company’s initial Business Combination.

In connection with the execution of the Business Combination Agreement, on August 12, 2022, the Company, Intermediate and Holdings entered into a letter agreement with the underwriters, pursuant to which, the underwriters agreed to reduce their deferred underwriting fees related to the IPO from 3.5%, or $6,037,500, to 2.5%, or $4,312,500.

Representative Shares

Simultaneously with the closing of the IPO, the Company issued to Imperial Capital LLC and/or its designees, 165,000 shares of Class A common stock (the “Representative Shares”). On August 19, 2021, the over-allotments were exercised in full and the Company issued additional 24,750 Representative Shares to Imperial Capital LLC and/or its designees. The aggregate fair value of the Representative shares was $1,442,100, or $7.60 per share and recorded as offering costs, which was treated as transaction cost of offering.

Imperial Capital LLC agreed not to transfer, assign or sell any such shares of common stock until the completion of an initial business combination. In addition, Imperial Capital LLC agreed (i) to waive its redemption rights with respect to such shares of common stock in connection with the completion of our initial business combination; and (ii) to waive its rights to liquidating distributions from the trust account with respect to such shares of common stock if the Company had failed to complete an initial business combination within the Combination Period, until February 16, 2023.

The representative shares may be deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the commencement of sales of the registration statement for the IPO pursuant to Rule 5110(e)(1) of FINRA’s NASD Conduct Rules. Pursuant to FINRA Rule 5110(e)(1), these securities may not be sold, transferred, assigned, pledged or hypothecated or the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the registration statement for the IPO, nor may they be sold, transferred, assigned, pledged or hypothecated for a period of 180 days immediately following the commencement of sales of the IPO except to any underwriter and selected dealer participating in the offering and their bona fide officers or partners, registered persons or affiliates or as otherwise permitted under Rule 5110(e)(2).

Business Combination

On August 12, 2022, the Company, Verde Clean Fuels OpCo, LLC, a Delaware limited liability company and wholly-owned subsidiary of the Company (“OpCo”), and, for a limited purpose, the Sponsor, entered into a business combination agreement (as the same may be amended from time to time, the “Business Combination Agreement”) with Bluescape Clean Fuels Holdings, LLC, a Delaware limited liability company (“Holdings”), and Bluescape Clean Fuels Intermediate Holdings, LLC, a Delaware limited liability company (“Intermediate”). The transactions contemplated by the Business Combination Agreement are collectively referred to herein as the “business combination.” In connection with the closing of the business combination (the “Closing”), on February 15, 2023, the Company changed its name to Verde Clean Fuels, Inc. (“Verde Inc.”).

Pursuant to the Business Combination Agreement, during the period between the consummation of the business combination and the earlier of the five year anniversary from the consummation of the business combination or the date of the consummation of a sale of the post combination company (the “Earn Out Period”), OpCo may transfer up to 3,500,000 Class C common units of OpCo and a corresponding number of shares of Class C common stock, par value $0.0001 per share (“Class C common stock”), of the post combination company to Holdings within five business days after the occurrence of certain triggering events.

Sponsor Letter

In connection with the execution of the Business Combination Agreement, on August 12, 2022, the Sponsor entered into a letter agreement with Intermediate, Holdings and the Company, pursuant to which, among other things, the Sponsor agreed to (i) forfeit 2,475,000 of its Private Placement Warrants, (ii) comply with the lock-provisions in the Letter Agreement, dated August 12, 2021, by and among the Company, the Sponsor and the Company’s directors and officers, (iii) vote all of its shares of Class A common stock and Founder Shares in favor of the adoption and approval of the Business Combination Agreement and the business combination, (iv) not redeem any of its shares of Class A common stock in connection with such stockholder approval, (v) waive its anti-dilution rights with respect to its Founder Shares in connection with the consummation of the business combination and (vi) subject a portion of the shares of Class A common stock as a result of the conversion of its Founder Shares to forfeiture if certain triggering events do not occur during the Earn Out Period.

Underwriters Letter

In connection with the execution of the Business Combination Agreement, on August 12, 2022, the Company, Intermediate and Holdings entered into a letter agreement with the underwriters, pursuant to which, among other things, (i) Imperial Capital, LLC agreed to forfeit all of its 1,423,125 Private Placement Warrants and all of its 156,543 Representative Shares, (ii) I-Bankers Securities, Inc. agreed to forfeit all of its 301,875 Private Placement Warrants and all of its 33,207 Representative Shares and (iii) the underwriters agreed to reduce their deferred underwriting fees related to the IPO from $6,037,500 to $4,312,500.

Subscription Agreements

In connection with the execution of the Business Combination Agreement, on August 12, 2022, the Company entered into separate subscription agreements with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to purchase, and the Company agreed to sell to the PIPE Investors, an aggregate of 8,000,000 shares of Class A common stock for a purchase price of $10.00 per share and an aggregate purchase price of $80,000,000 in a private placement (the “PIPE Financing”). Of the $80,000,000 of commitments, Holdings has agreed to purchase 800,000 shares to be sold in the PIPE Financing for an aggregate commitment of $8,000,000. Arb Clean Fuels Management LLC (“Arb Clean Fuels”), an entity affiliated with a member of the Sponsor, has agreed to purchase 7,000,000 shares to be sold in the PIPE Financing for an aggregate commitment of $70,000,000; provided, that, to the extent funds in the Trust Account immediately prior to the consummation of the business combination, after giving effect to the Company stockholders’ redemption rights, exceed $17,420,000, each $10.00 increment of such excess funds shall reduce Arb Clean Fuels’ commitment by $10.00 up to a maximum reduction of $20,000,000. Additionally, an entity unaffiliated with the Sponsor has agreed to purchase 200,000 shares for an aggregate commitment of $2,000,000.

Amendment to Subscription Agreement

Of the 8,000,000 shares subscribed for in the original PIPE Financing, Arb Clean Fuels agreed to purchase, and CENAQ agreed to sell to Arb Clean Fuels, 7,000,000 shares (the “Committed Amount”) for an aggregate purchase price of $70,000,000 (the “Committed Purchase Price”); provided, that, under its subscription agreement (the “Arb Subscription Agreement”), to the extent the funds in CENAQ’s trust account (the “Trust Account”) immediately prior to the closing of the Business Combination (the “Closing”), after giving effect to the exercise of stockholder’s redemption rights, exceed $17,420,000, the Committed Amount will be reduced by one share for every $10.00 in excess of $17,420,000 in the Trust Account; provided, further, that in no event will the Committed Amount be reduced by more than 2,000,000 shares or the Committed Purchase Price be reduced by more than $20,000,000 (the “Reduction Option”).

On February 13, 2023, Arb Clean Fuels and CENAQ entered into an amendment to the Arb Subscription Agreement (the “Arb Amendment”), pursuant to which, among other things, (i) the Committed Amount was lowered to 1,500,000 shares for an aggregate purchase price of $15,000,000 and the Reduction Option was removed, (ii) certain investors associated with Arb Clean Fuels (the “Arb Investors”) agreed to purchase shares at the per share redemption price of approximately $10.31 per share (the “Per Share Redemption Price”) in an aggregate amount equal to or greater than $14,250,000 from CENAQ’s redeeming stockholders and (iii) if the Arb Investors purchased shares in an amount equal to or greater than $14,250,000, CENAQ will terminate the Arb Subscription Agreement on or prior to the Closing.

Termination of Subscription Agreement

On February 14, 2023, CENAQ and Arb Clean Fuels agreed to terminate the Arb Subscription Agreement due to the Arb Investors purchasing shares of Class A Common Stock in an amount equal to or greater than $14,250,000 (the “Arb Termination”).

On February 14, 2023, CENAQ and an Original PIPE Investor who agreed to purchase 200,000 shares (the “Terminating PIPE Investor”) for an aggregate purchase price of $2,000,000 in the Original PIPE agreed to terminate such investor’s subscription agreement (together with the Arb Termination, the “Terminations”) due to the Terminating PIPE Investor purchasing 387,973 shares at the Per Share Redemption Price and for an aggregate amount of approximately $4,000,000 from CENAQ’s redeeming stockholders.

New Subscription Agreements

On February 10, 2023 and February 13, 2023, CENAQ entered into separate subscription agreements (collectively, the “New Subscription Agreements”) with a number of investors (collectively, the “New PIPE Investors”), pursuant to which the New PIPE Investors have agreed to purchase, and CENAQ agreed to sell to the New PIPE Investors, an aggregate of 2,400,000 shares of Class A Common Stock (the “New PIPE Shares”) for a purchase price of $10.00 per share, or an aggregate purchase price of $24,000,000, in a private placement (the “New PIPE”).

The closing of the New PIPE pursuant to the New Subscription Agreements was contingent upon, among other customary closing conditions, the concurrent consummation of the Business Combination. The combined company following the Business Combination (the “Combined Company”) received $32,000,000 in proceeds from the Original PIPE (after taking into account the Terminations) and the New PIPE.

The terms of the New Subscription Agreements are substantially similar to those of the Original Subscription Agreements, including with respect to certain registration rights.

Equity Participation Right Agreement

In connection with CENAQ entering into a New Subscription Agreement with Cottonmouth Ventures LLC, a wholly-owned subsidiary of Diamondback Energy, Inc. (“Cottonmouth”), on February 13, 2023, CENAQ and OpCo entered into an Equity Participation Right Agreement (the “Participation Right Agreement”) with Cottonmouth, pursuant to which, among other things, the Combined Company and OpCo will grant Cottonmouth the right to participate between 50% to 65% in the ownership of certain future project facilities of the Combined Company on the terms and conditions described therein through December 31, 2043. In addition, the Participation Right Agreement allows the Combined Company and OpCo to participate in certain future project facilities brought forth by Cottonmouth on the terms and conditions described therein. Additionally, the Combined Company has granted certain contractual preemptive rights to Cottonmouth relating to the sale of equity securities in the Combined Company for a period of five years.

Lock-Up Agreement

In connection with the execution of the Business Combination Agreement, on August 12, 2022, Holdings entered into a Lock-Up Agreement, pursuant to which Holdings agreed to subject its shares of common stock received in connection with the business combination to the lock-up provisions therein.

Closing

On January 4, 2023, the Company convened a special meeting of stockholders (the “Special Meeting”). At the Special Meeting, the Company’s stockholders voted on the proposals set forth in the definitive proxy statement (File No. 001-40743) filed by the Company with the U.S. Securities and Exchange Commission on November 10, 2022.

There were 21,752,250 shares of common stock issued and outstanding at the close of business on November 7, 2022, the record date (the “Record Date”) for the Special Meeting. At the Special Meeting, there were 17,172,959 shares present either by proxy or online, representing approximately 78.95% of the total outstanding shares of the Company’s common stock as of the Record Date. All proposals as set forth in the definitive proxy statement were approved at the Special Meeting.

The stockholders (a) approved and adopted the Business Combination Agreement and Plan of Reorganization, dated as of August 12, 2022 (the “Business Combination Agreement”), among CENAQ, Verde Clean Fuels OpCo, LLC, a Delaware limited liability company and a wholly owned subsidiary of CENAQ (“OpCo”), Bluescape Clean Fuels Holdings, LLC, a Delaware limited liability company (“Holdings”), Bluescape Clean Fuels Intermediate Holdings, LLC, a Delaware limited liability company (“Intermediate”), and CENAQ Sponsor LLC, pursuant to which (i) (A) CENAQ will contribute to OpCo (1) all of its assets (excluding its interests in OpCo and the aggregate amount of cash required to satisfy any exercise by CENAQ stockholders of their redemption rights (“Redemption Rights”) pursuant to CENAQ’s third amended and restated certificate of incorporation (the “Charter”)) and (2) 22,500,000 newly issued shares of Class C common stock, par value $0.0001 per share (the “Class C Common Stock”), of CENAQ (such shares, the “Holdings Class C Shares”) and (B) in exchange therefor, OpCo will issue to CENAQ a number of Class A common units of OpCo equal to the number of total shares of Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), of CENAQ issued and outstanding immediately after the closing (the “Closing”) of the transactions (the “Transactions”) contemplated by the Business Combination Agreement (taking into account the private offering of securities of Verde Clean Fuels, Inc. to certain investors in connection with the business combination (the “PIPE Financing”) and following the exercise of Redemption Rights) (such transactions, the “SPAC Contribution”) and (ii) immediately following the SPAC Contribution, (A) Holdings will contribute to OpCo 100% of the issued and outstanding limited liability company interests of Intermediate and (B) in exchange therefor, OpCo will transfer to Holdings (1) 22,500,000 Class C common units (the “Class C OpCo Units”) of OpCo and the Holdings Class C Shares (such transactions, the “Holdings Contribution” and, together with the SPAC Contribution, the “business combination”) and (b) approved the business combination and the Transactions (the “Business Combination Proposal”).

The stockholders approved and adopted the fourth amended and restated certificate of incorporation (the “Proposed Fourth A&R Charter”), which will take effect upon Closing (the “Charter Proposal”). In addition to the approval of the Proposed Fourth A&R Charter, the stockholders approved six proposals, on a non-binding advisory basis, which were presented separately to give stockholders the opportunity to present their separate views on certain corporate governance provisions in the Proposed Fourth A&R Charter.

The proposal to increase the number of authorized shares of CENAQ’s capital stock, par value $0.0001 per share, from 221,000,000 shares, consisting of (a) 220,000,000 shares of common stock, including 200,000,000 shares of Class A Common Stock and 20,000,000 shares of Class B common stock, par value $0.0001 per share, and (b) 1,000,000 shares of preferred stock, to 376,000,000 shares, consisting of (i) 350,000,000 shares of Class A Common Stock, (ii) 25,000,000 shares of Class C Common Stock and (iii) 1,000,000 shares of preferred stock, was approved. The proposal to remove certain provisions in the Charter relating to CENAQ’s initial business combination and provisions applicable only to blank check companies that will no longer be applicable to CENAQ following the Closing was approved. The proposal to allow stockholders to call special meetings and act by written consent until such time that Verde Clean Fuels, Inc. (“Verde Clean Fuels”) is no longer a “Controlled Company” pursuant to the Nasdaq Capital Market Listing Rule 5615(c)(1) was approved. The proposal to absolve certain Verde Clean Fuels stockholders from certain competition and corporate opportunities obligations was approved. The proposal to allow officers of Verde Clean Fuels to be exculpated from personal monetary liability pursuant to the General Corporation Law of the State of Delaware was approved. The proposal to provide that holders of Class A Common Stock and holders of Class C Common Stock will vote together as a single class on all matters, except as required by law or by our Proposed Fourth A&R Charter was approved.

The stockholders approved, for purposes of complying with applicable listing rules of the Nasdaq Capital Market, (a) the issuance of 22,500,000 shares of Class C Common Stock pursuant to the Business Combination Agreement, (b) the issuance of 22,500,000 shares of Class A Common Stock upon the exchange of the Class C OpCo Units, together with an equal number of shares of Class C Common Stock, for shares of Class A Common Stock pursuant to the amended and restated limited liability company agreement of OpCo and the Proposed Fourth A&R Charter and (c) the issuance and sale of 8,000,000 shares of Class A Common Stock in the PIPE Financing (the “Nasdaq Proposal”).

The stockholders approved and adopted the Verde Clean Fuels, Inc. 2023 Omnibus Incentive Plan (the “2023 Plan Proposal”). The stockholders elected Graham van’t Hoff and Duncan Palmer to serve as Class I directors until the first annual meeting of stockholders, Curtis Hébert, Jr. and Ron Hulme to serve as Class II directors until the second annual meeting of stockholders and Dail St. Claire, Martijn Dekker and Jonathan Siegler to serve as Class III directors until the third annual meeting of stockholders, and until their respective successors are duly elected and qualified, subject to such directors’ earlier death, resignation, retirement, disqualification or removal (the “Director Election Proposal”). The stockholders approved the adjournment of the Special Meeting to a later date or dates, if necessary or appropriate, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Business Combination Proposal, the Charter Proposal, the Nasdaq Proposal, the 2023 Plan Proposal or the Director Election Proposal was approved.

On February 15, 2023 (the “Closing Date”), as contemplated by the Business Combination Agreement:

•        CENAQ filed a Fourth Amended and Restated Certificate of Incorporation (the “Fourth A&R Charter”) with the Secretary of State of the State of Delaware, pursuant to which CENAQ changed its name to “Verde Clean Fuels, Inc.” and the number of authorized shares of Verde Clean Fuels’ capital stock, par value $0.0001 per share, was increased to 376,000,000 shares, consisting of (i) 350,000,000 shares of Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), (ii) 25,000,000 shares of Class C common stock, par value $0.0001 per share (the “Class C Common Stock”), and (iii) 1,000,000 shares of preferred stock, par value $0.0001 per share;

•        (A) CENAQ contributed to OpCo (i) all of its assets (excluding its interests in OpCo and the aggregate amount of cash required to satisfy any exercise by CENAQ stockholders of their Redemption Rights (as defined below)) and (ii) 22,500,000 newly issued shares of Class C Common Stock (such shares, the “Holdings Class C Shares”) and (B) in exchange therefor, OpCo issued to CENAQ a number of Class A common units of OpCo (the “Class A OpCo Units”) equal to the number of total shares of Class A Common Stock issued and outstanding immediately after the closing (the “Closing”) of the transactions (the “Transactions”) contemplated by the Business Combination Agreement (taking into account the PIPE Investment (as defined below) and following the exercise by CENAQ stockholders of their Redemption Rights) (such transactions, the “SPAC Contribution”); and

•        Immediately following the SPAC Contribution, (A) Holdings contributed to OpCo 100% of the issued and outstanding limited liability company interests of Intermediate and (B) in exchange therefor, OpCo transferred to Holdings (i) 22,500,000 Class C common units of OpCo (the “Class C OpCo Units” and, together with the Class A OpCo Units, the “OpCo Units”) and (ii) the Holdings Class C Shares (such transactions, the “Holdings Contribution” and, together with the SPAC Contribution, the “Business Combination”).

In addition, pursuant to the New Subscription Agreements previously noted, concurrently with the Closing, Verde Clean Fuels received $32,000,000 in proceeds from the PIPE Investors (the “PIPE Investment”), for which it issued 3,200,000 shares of Class A Common Stock to the PIPE Investors.

Holders of 15,403,880 Class A Common Stock sold in CENAQ’s initial public offering (the “public shares”) properly exercised their right to have their public shares redeemed (the “Redemption Rights”) for a pro rata portion of the trust account (the “Trust Account”) which holds the proceeds from CENAQ’s initial public offering, funds from

CENAQ’s payment to extend the time to consummate a business combination and interest earned, calculated as of two business days prior to the Closing, which was approximately $10.31 per share, or $158,797,476 in the aggregate. The remaining balance in the Trust Account (after giving effect to the Redemption Rights) was $19,031,516.

After giving effect to the Business Combination, the redemption of public shares as described above and the consummation of the PIPE Investment, there are currently (i) 9,358,620 shares of Class A Common Stock issued and outstanding, (ii) 22,500,000 shares of Class C Common Stock issued and outstanding and (iii) no shares of preferred stock issued and outstanding.

The Class A Common Stock and Verde Clean Fuels warrants commenced trading on the Nasdaq Capital Market (“Nasdaq”) under the symbols “VGAS” and “VGASW,” respectively, on February 16, 2023.

OpCo A&R LLC Agreement

In connection with the Closing, Verde Clean Fuels and Holdings entered into an amended and restated limited liability company agreement of OpCo (the “OpCo A&R LLC Agreement”). The OpCo A&R LLC Agreement provides, among other things, that each Class C OpCo Unit is exchangeable, subject to certain conditions, for one share of Class A Common Stock, and a corresponding share of Class C Common Stock will be cancelled in connection with such exchange.

Tax Receivable Agreement

On the Closing Date, in connection with the consummation of the Business Combination and as contemplated by the Business Combination Agreement, Verde Clean Fuels entered into a tax receivable agreement (the “Tax Receivable Agreement”) with Holdings (together with its permitted transferees, the “TRA Holders,” and each a “TRA Holder”) and the Agent (as defined in the Tax Receivable Agreement). Pursuant to the Tax Receivable Agreement, Verde Clean Fuels is required to pay each TRA Holder 85% of the amount of net cash savings, if any, in U.S. federal, state and local income and franchise tax that Verde Clean Fuels actually realizes (computed using certain simplifying assumptions) or is deemed to be realized in certain circumstances in periods after the Closing as a result of, as applicable to each such TRA Holder, (i) certain increases in tax basis that occur as a result of Verde Clean Fuels’ acquisition (or deemed acquisition for U.S. federal income tax purposes) of all or a portion of such TRA Holder’s Class C OpCo Units pursuant to the exercise of the OpCo Exchange Right, a Mandatory Exchange or the Call Right (each as defined in the OpCo A&R LLC Agreement) and (ii) imputed interest deemed to be paid by Verde Clean Fuels as a result of, and additional tax basis arising from, any payments Verde Clean Fuels makes under the Tax Receivable Agreement. Verde Clean Fuels will retain the benefit of the remaining 15% of these net cash savings.

A&R Registration Rights Agreement

In connection with the Closing, that Registration Rights Agreement, dated August 17, 2021 (the “IPO Registration Rights Agreement”), was amended and restated by Verde Clean Fuels, certain persons and entities holding securities of CENAQ prior to the Closing (the “Initial Holders”) and certain persons and entities receiving Class A Common Stock and Class C Common Stock pursuant to the Business Combination (together with the Initial Holders, the “Reg Rights Holders”) (as amended and restated, the “A&R Registration Rights Agreement”). Pursuant to the A&R Registration Rights Agreement, within 60 days after Closing, Verde Clean Fuels shall use its commercially reasonable efforts to file with the SEC (at Verde Clean Fuels’ sole cost and expense) a registration statement registering the resale of certain securities held by or issuable to the Reg Rights Holders (the “Resale Registration Statement”), and Verde Clean Fuels will use its commercially reasonable efforts to have the Resale Registration Statement declared effective as soon as reasonably practicable after the filing thereof. In certain circumstances, the Reg Rights Holders can demand Verde Clean Fuels’ assistance with underwritten offerings and block trades, and the Reg Rights Holders are entitled to certain piggyback registration rights. The A&R Registration Rights Agreement does not provide for the payment of any cash penalties by Verde Clean Fuels if it fails to satisfy any of its obligations under the A&R Registration Rights Agreement.

Fourth Amended and Restated Charter

Pursuant to the terms of the Business Combination Agreement, at Closing, Verde Clean Fuels filed the Fourth A&R Charter.

Indemnification Agreements

On the Closing Date, in connection with the consummation of the Business Combination, Verde Clean Fuels entered into indemnification agreements with each of its directors and executive officers. These indemnification agreements require Verde Clean Fuels to indemnify its directors and executive officers for certain expenses, including attorneys’ fees, judgments, fines and settlement amounts incurred by a director or executive officer in any action or proceeding arising out of their services as one of Verde Clean Fuels’ directors or executive officers or out of any services they provide at Verde Clean Fuels’ request to any other company or enterprise.

As described in Note 5, in connection with the $1,725,000 extension deposit previously noted, on November 15, 2022, the Company issued an unsecured promissory note (the “Extension Note”) in the principal amount of $1,725,000 to the Sponsor in connection with the Extension. The Extension Note bears no interest and is due and payable upon the earlier to occur of (i) the date on which CENAQ’s initial business combination is consummated and (ii) the liquidation of the Company on or before February 16, 2023 or such later liquidation date as may be approved by the Company’s stockholders. If the Business Combination is consummated, the amount repayable under the Extension Note will be reduced by a percentage equal to the aggregate amount of cash proceeds required to satisfy any exercise by the Company’s eligible stockholders of their redemption rights provided for in the Company’s third amended and restated certificate of incorporation divided by the total amount required if all eligible holders of Class A common stock, par value $0.0001 per share, of the Company elected to exercise their redemption rights with respect to all eligible shares of Class A common stock held by such holders in accordance with Section 8.03 of the Business Combination Agreement.

On November 15, 2022, the Company issued an unsecured promissory note (the “Sponsor Note”) allowing the Company to borrow from the CENAQ Sponsor up to $467,500. On November 15, 2022, the Company requested and received $100,000 under the Sponsor Note. The Sponsor Note bears no interest and is due and payable upon the earlier to occur of (i) the date on which CENAQ’s initial business combination is consummated and (ii) the liquidation of the Company on or before February 16, 2023 or such later liquidation date as may be approved by the Company’s stockholders.

In connection with the Closing, and based on the $158,797,476 of redemptions, the Sponsor was due $184,612 under the Extension Note. At closing, the Sponsor was also due $100,000 under the Sponsor Note and $125,000 under the Promissory Note. However, on February 15, 2023, in lieu of repayment of the Extension Note and repayment of the Sponsor Note, the Company entered into a new promissory note with the Sponsor totaling $409,612 (“New Promissory Note”). The New Promissory Note, cancels and supersedes the Extension Note and the Sponsor Note. The New Promissory note is non-interest bearing and the entire principal balance of the New Promissory Note is payable on or before February 15, 2024. The New Promissory Note is payable at the Company’s election in cash or in Class A common stock at a conversion price of $10.00 per share.

The Company also obtained additional transaction expense reductions leading up to the Closing including a reduction to the deferred underwriting fees and a reduction to legal expenses. In connection with the execution of the Business Combination Agreement, on August 12, 2022, the Company, Intermediate and Holdings entered into a letter agreement with the underwriters, pursuant to which, among other things, (i) Imperial Capital, LLC agreed to forfeit all of its 1,423,125 Private Placement Warrants and all of its 156,543 Representative Shares, (ii) I-Bankers Securities, Inc. agreed to forfeit all of its 301,875 Private Placement Warrants and all of its 33,207 Representative Shares and (iii) the underwriters agreed to reduce their deferred underwriting fees related to the IPO from $6,037,500 to $4,312,500. As part of the Closing, the underwriters agreed to further reduce their deferred underwriting fees related to the IPO from $4,312,500 to $1,700,000. Additionally, as of December 31, 2022, the Company had $4,110,755 of accrued legal expenses related to the Closing (included in Accounts payable and accrued expenses) and $511,760 of legal expenses recorded to Deferred financing costs related to the PIPE capital raise. However, the Company’s legal counsel agreed to reduce total legal expenses to $3,250,000 in connection with the Closing. The underwriter’s counsel involved in the PIPE capital raise also agreed, in connection with Closing, to reduce total legal expenses included in deferred financing costs to $325,000.

The Company’s future liquidity requirements are satisfied by the net $37,329,178 of cash proceeds received on February 15, 2023 in connection with the Closing.